Expense Example {- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund Retail PRO-08 - Fidelity® Export and Multinational Fund - Fidelity Export and Multinational Fund-Retail Class
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918